Short-term trade and other payables about other non trade payables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	€ 198	€ 195
Payments to suppliers for goods and services	130
Construction division [Member] | POLAND | Sydney Metro [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables	59
Energy Division [Member] | SPAIN
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables	24
Trade payables [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables		84
Increase decrease in trade and other current payables other	53	24
Trade payables [Member] | Trade payables sent for reverse factoring [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	35	48
Trade payables [Member] | Energy Division [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables	23
Work certified in advance [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	77	165
Advance payments [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	€ (14)	€ (1)